UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for 1 of its series: Allspring Absolute Return Fund

Date of reporting period: April 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS

2

Allspring Absolute Return Fund
Annual Report
April 30, 2023

The views expressed and any forward-looking statements are as of April 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Absolute Return Fund | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this annual report for the Allspring Absolute Return Fund for the 12-month period that ended April 30, 2023. Globally, stocks and bonds experienced heightened volatility and poor performance through the challenging period. Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades as well as the impact of ongoing aggressive central bank rate hikes and the prospect of more rate hikes. Compounding these concerns were the global reverberations of the Russia-Ukraine war and the impact of China’s strict COVID-19 lockdowns, which were removed in December.
For the 12-month period, stocks and bonds—both domestic U.S. and global—had mixed results. For the period, U.S. stocks, based on the S&P 500 Index,1 returned 2.66%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 3.05%, while the MSCI EM Index (Net) (USD)3 had weaker performance, with a decline of 6.51%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -0.43%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 fell 3.90%, the Bloomberg Municipal Bond Index6 gained 2.87%, and the ICE BofA U.S. High Yield Index7 returned 1.12%.
High inflation and central bank rate hikes rocked markets.
Market volatility that had followed Russia’s February invasion of Ukraine continued into May, although stocks recovered ground late in the month. Value stocks outperformed growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that added to high crude oil, gasoline, and food prices. In response, the Federal Reserve (Fed) raised the federal funds rate by 0.50%. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. U.S. retail sales increased for the fourth consecutive month in April—a sign of consumer resilience.
In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors:  rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. The Fed raised its short-term rate by another 0.75% in June. Meanwhile, the U.S. unemployment rate held firm at 3.6% and the housing market remained only marginally affected by sharply higher mortgage rates.
“ In June, stocks posted further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the familiar factors:  rising global inflation and fears of recession as central banks increased rates to try to curb soaring inflation. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2023. ICE Data Indices, LLC. All rights reserved.
2 | Allspring Absolute Return Fund

Letter to shareholders (unaudited)
Markets rebounded in July, led by U.S. stocks. While U.S. economic activity showed signs of waning, the country’s labor market remained strong:  July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices—major contributors to recent overall inflation—fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to further rate hikes.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone on an annual basis and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive was the resilient U.S. jobs market. However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
The market misery continued in September as all asset classes suffered major losses. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar weighed on results for investors holding non-U.S.-dollar assets. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The Bank of England (BoE) then stepped in and bought long-dated government bonds.
Equities had a reprieve in October. Value stocks and small caps fared best. Globally, developed markets outpaced emerging market equities, which were hurt by weakness among Chinese stocks. Central banks continued to try to curtail high inflation with aggressive interest rate hikes. Geopolitical risks persisted, including the ongoing Russia-Ukraine war and economic, financial market, and political turmoil in the U.K. Concerns over Europe’s energy crisis eased thanks to unseasonably warm weather and plentiful gas on hand. The U.S. labor market continued its resilience against rising prices as unemployment remained near a record low.
Stocks and bonds rallied in November. Economic news was encouraging, driven by U.S. labor market strength. Although central banks kept increasing rates, hopes rose for an easing in the pace of rate hikes and a possible end to central bank monetary tightening in 2023. Although inflation remained at record highs in the eurozone, we began to see signs of a possible decline in inflationary pressures as U.S. inflation moderated, with a 7.1% annual price rise in November and a monthly price increase of just 0.1%. China’s economic data remained weak, reflecting its zero-COVID-19 policy.
Financial markets cooled in December, with U.S. equities posting negative overall results in response to a weakening U.S. dollar. Fixed income securities ended one of their worst years ever, with flat overall monthly returns as markets weighed the hopes for an end to the monetary tightening cycle with the reality that central banks had not completed their jobs yet. U.S. Consumer Price Index (CPI)1 data showed a strong consistent trend downward, which brought down the 12-month CPI to 6.5% in December from 9.1% in June. Other countries and regions reported still-high but declining inflation rates as the year wound down.
1
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
Allspring Absolute Return Fund | 3

Letter to shareholders (unaudited)
The year 2023 began with a rally across global equities and fixed income securities. Investor optimism rose in response to data indicating declining inflation rates and the reopening of China’s economy with the abrupt end to its zero-COVID-19 policy. The U.S. reported surprisingly strong job gains—employers added more than 500,000 jobs—and unemployment fell to 3.4%, the lowest level since 1969. Meanwhile, wage growth, seen as a potential contributor to ongoing high inflation, continued to moderate. All eyes remained fixed on the Fed and on how many more rate hikes remain in this tightening cycle. The 0.25% federal funds rate hike announced in January was the Fed’s smallest rate increase since March 2022.
Financial markets declined in February as investors responded unfavorably to resilient economic data. The takeaway:  Central banks will likely continue their monetary tightening cycle for longer than markets had priced in. In this environment—where strong economic data is seen as bad news—the resilient U.S. labor market was seen as a negative while the inflation rate has not been falling quickly enough for the Fed, which raised interest rates by 0.25% in early February. Meanwhile, the BoE and the European Central Bank both raised rates by 0.50%.
The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe where Switzerland’s Credit Suisse was taken over by its rival, UBS. The banking industry turmoil created an additional challenge for central banks in balancing inflationary concerns against potential economic weakening. Meanwhile, recent data pointed to economic strength in the U.S., Europe, and China. And China’s economy continued to rebound after the removal of its COVID-19 lockdown. Inflation rates in the U.S., the U.K., and Europe all remained higher than central bank targets, leading to additional rate hikes in March.
Economic data released in April pointed to global resilience, as Purchasing Managers Indexes1 in the U.S., U.K., and eurozone beat expectations, and China reported first-quarter annualized economic growth of 4.5%. Despite banking industry stress, developed market stocks had monthly gains. The U.S. labor market remained strong, with a 3.5% jobless rate and monthly payroll gains above 200,000. However, uncertainty and inflationary concerns weighed on investors in the U.S. and abroad.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
“ The collapse of Silicon Valley Bank in March, the second-largest banking failure in U.S. history, led to a classic bank run that spread to Europe where Switzerland’s Credit Suisse was taken over by its rival, UBS. ”
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
1
The Purchasing Managers Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. You cannot invest directly in an index.
4 | Allspring Absolute Return Fund

This page is intentionally left blank.

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks a positive total return.
Manager	Allspring Funds Management, LLC
Portfolio managers	Ben Inker, CFA*, John Thorndike*

Average annual total returns (%) as of April 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WARAX)	3-1-2012	-2.38	-0.39	1.17	3.55	0.81	1.76	1.75	1.75
Class C (WARCX)	3-1-2012	1.84	0.12	1.19	2.84	0.12	1.19	2.50	2.50
Class R (WARHX)[3]	9-30-2015	–	–	–	3.28	0.83	1.66	2.00	2.00
Class R6 (WARRX)[4]	10-31-2014	–	–	–	3.99	1.23	2.21	1.32	1.32
Administrator Class (WARDX)	3-1-2012	–	–	–	3.75	1.01	1.94	1.67	1.62
Institutional Class (WABIX)	11-30-2012	–	–	–	3.97	1.17	2.15	1.42	1.38
MSCI ACWI (Net)[5]	–	–	–	–	2.06	7.03	7.91	–	–
Bloomberg U.S. TIPS 1-10 Year Index[6]	–	–	–	–	-1.82	3.24	1.57	–	–
CPI[7]	–	–	–	–	4.93	3.90	2.69	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 1.05% in acquired fund fees and expenses and underlying GMO fees.
The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include the expenses of GMO Benchmark-Free Allocation Fund and other acquired fund fees and expenses.

[2]
The manager has contractually committed through August 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.71% for Class A, 1.46% for Class C, 0.96% for Class R, 0.28% for Class R6, 0.57% for Administrator Class and 0.33% for Institutional Class.
Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any, including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees.  Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]
Historical performance shown for the Class R shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to the Class R shares.

[4]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[5]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]
The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) 1-10 Year Index is an unmanaged index of U.S. Treasury securities with maturities of less than 10 years and more than 1 year. You cannot invest directly in an index.

[7]
The U.S. Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.

*
The Fund invests substantially all of its investable assets directly in GMO Benchmark-Free Allocation Fund, an investment company advised by Grantham, Mayo, Van
Otterloo & Co. LLC (GMO). Mr. Inker and Mr. Thorndike have been responsible for coordinating the portfolio management of GMO Benchmark-Free Allocation Fund since
2003 and 2019, respectively.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Absolute Return Fund

Performance highlights (unaudited)

Growth of $10,000 investment as of April 30, 2023[1]

[1]
The chart compares the performance of Class A shares for the most recent ten years with the MSCI ACWI (Net), Bloomberg U.S. TIPS 1-10 Year Index and CPI. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

Absolute return funds are not intended to outperform stocks and bonds in strong markets, and there is no guarantee of positive returns or that the Fund’s objectives will be achieved. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Borrowing money to purchase securities or cover short positions magnifies losses and incurs expenses. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Alternative investments, such as commodities and merger arbitrage strategies, are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to asset-backed securities risk, non-diversified funds risk, geographic risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Absolute Return Fund | 7

Performance highlights (unaudited)
MANAGER’S DISCUSSION
Fund highlights
•The Fund outperformed the MSCI ACWI (Net) and the Bloomberg U.S. TIPS 1–10 Year Index but underperformed the CPI for the 12-month period that ended April 30, 2023.
•Exposure to developed market equities outside of the U.S. was the biggest contributor to performance.
•Long positions in emerging market equities and resource equities were the biggest detractors from performance.
Markets had a volatile year.
The year that ended April 30, 2023, was a bit of a roller coaster for investors. The first half of the period saw pessimism as central banks around the world battled inflation by raising rates before markets recovered strongly in the second half. From April 30, 2022, to October 31, 2022, the MSCI ACWI (Net) posted a disappointing -9.4% before rebounding with a 12.7% gain over the subsequent six months to deliver a 2.06% return for the whole period. It is genuinely hard to understand what changed investor sentiment so markedly:  The war against inflation has not been won and most central banks remain in tightening mode. Russia is still entrenched in Ukraine, with no end in sight. The banking system remains vulnerable, as demonstrated by some notable failures (Silicon Valley Bank, Credit Suisse, First Republic). The geopolitical situation between the U.S. and China regarding Taiwan is increasingly tense. Nobody can confidently rule out a recession in the near future. One cannot help but wonder if the market is myopically focusing on the monetary policy with a “bad news equals lower rates equals good news” mentality. There was a considerable disparity of returns around the globe, with the S&P 500 Index* delivering a 12-month return of 2.66% and the MSCI World ex USA Index (Net)** up 3.05% while emerging markets languished at the other end of the spectrum, falling 6.51% as measured by the MSCI EM Index (Net) (USD)***. The inflation and rising rates backdrop meant that bonds did not deliver much, and the Bloomberg U.S. Aggregate Bond Index† posted a slight annual loss.
Exposure to equities increased.
The major change in portfolio positioning over the course of the year was to increase the Fund’s exposure to long equities from roughly 28% to 49%. We made this positioning change in the second half of 2022 in reaction to improved valuations in equities following big declines in prices. The increased exposure to equities was achieved by removing the covering short positions that had been featured in our equity long/short allocations and by reducing some of the exposure to alternative investments. We also made our first meaningful purchase of U.S. equities in several years, as we identified that the cheapest 20% of the U.S. market is trading at an extremely attractive discount to the rest of the U.S. market.
Holdings (%) as of April 30, 2023[1]
GMO Implementation Fund	87.87
GMO Opportunistic Income Fund, Class VI	5.01
GMO High Yield Fund, Class VI	4.01
GMO Emerging Country Debt Fund, Class VI	2.01
GMO SGM Major Markets Fund, Class VI	1.03

[1]
Each holding represents the Fund’s allocable portion of the investments of the
GMO Benchmark-Free Allocation Fund. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Developed equities outside the U.S. contributed to performance.
Most of the notable contributions to performance came from developed ex-U.S. equities, with special mention to Japanese value. The event-driven strategy within alternatives also had a very solid year, and the asset-backed securities and high yield exposures also nicely outperformed their relevant market benchmarks.
Portfolio composition as of April 30, 2023[1]

[1]
Figures represent the portfolio allocation of the GMO Benchmark-Free Allocation
Fund. These amounts are subject to change and may have changed since the date specified. Equities in the Equity Long/Short segment, if any, are hedged with a basket of short index futures positions.

Allocation to emerging market equities detracted from returns.
The exposures to emerging markets again proved the biggest hindrance to performance. China only started to properly “reopen” from COVID-19 right
*
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
**
The Morgan Stanley Capital International (MSCI) World ex USA Index (Net) is a free-float adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. You cannot invest directly in an index.
***
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
†
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

8 | Allspring Absolute Return Fund

Performance highlights (unaudited)
at the end of 2022, and the restrictions through most of the period weighed heavily on its economy and dragged down the emerging market asset class.
The portfolio managers see both great risk and opportunity.
In a similar vein to last year, we see great risk and opportunity. Many equities are now trading at attractive valuations. By geography, we favor markets outside the U.S., and by style, we favor value—and deep value in particular. To this end, we have considerably raised the exposure to equities since this time last year. On a more cautious note, we still believe that the U.S. is overvalued, and it should not be forgotten that this does account for more than 50% of the world market cap. Perhaps even more concerning, many growth stocks remain egregiously overpriced in our view, and we expect this bubble to burst as these stocks fail to meet overly optimistic expectations. Much of the portfolio is designed to benefit from the ultimate narrowing of that valuation gap. Although bond yields have improved, the inverted yield curve and the ongoing problematic inflation outlook diminishes their attractiveness.

Allspring Absolute Return Fund | 9

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2022 to April 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Allspring Absolute Return Fund (excluding GMO Benchmark-Free Allocation Fund and its underlying fund expenses)	Beginning account value 11-1-2022	Ending account value 4-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,095.70	$3.69	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.56	0.71%
Class C
Actual	$1,000.00	$1,091.38	$7.52	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25	1.45%
Class R
Actual	$1,000.00	$1,093.23	$4.77	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61	0.92%
Class R6
Actual	$1,000.00	$1,096.74	$1.46	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	$1.40	0.28%
Administrator Class
Actual	$1,000.00	$1,095.92	$2.96	0.57%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	$2.86	0.57%
Institutional Class
Actual	$1,000.00	$1,097.64	$1.72	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66	0.33%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

10 | Allspring Absolute Return Fund

Fund expenses (unaudited)

Allspring Absolute Return Fund (including GMO Benchmark-Free Allocation Fund and its underlying fund expenses)	Beginning account value 11-1-2022	Ending account value 4-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,095.70	$9.35	1.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.90	$9.00	1.80%
Class C
Actual	$1,000.00	$1,091.38	$13.17	2.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.20	$12.67	2.54%
Class R
Actual	$1,000.00	$1,093.23	$10.43	2.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.80	$10.04	2.01%
Class R6
Actual	$1,000.00	$1,096.74	$7.12	1.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$6.85	1.37%
Administrator Class
Actual	$1,000.00	$1,095.92	$8.63	1.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.60	$8.30	1.66%
Institutional Class
Actual	$1,000.00	$1,097.64	$7.39	1.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.10	1.42%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half-year period).

Allspring Absolute Return Fund | 11

Portfolio of investments—April 30, 2023
Portfolio of investments

		Shares	Value
Investment companies: 98.25%
Multi-asset funds: 98.25%
GMO Benchmark-Free Allocation Fund Class MF ♠		41,848,139	$1,053,736,128
Total investment companies (Cost $990,522,216)			1,053,736,128
Total investments in securities (Cost $990,522,216)	98.25%		1,053,736,128
Other assets and liabilities, net	1.75		18,779,193
Total net assets	100.00%		$1,072,515,321

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) from affiliated investment companies	Net change in unrealized gains (losses) from affiliated investment companies	Value, end of period	Shares, end of period	Dividends from Affiliated Investment Companies
Investment companies
GMO Benchmark-Free Allocation Fund Class MF	$1,301,677,274	$91,961,250	$(344,410,559)	$2,136,897	$2,371,266	$1,053,736,128	41,848,139	$34,154,940
The accompanying notes are an integral part of these financial statements.
12 | Allspring Absolute Return Fund

Statement of assets and liabilities—April 30, 2023
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated investment companies, at value (cost $990,522,216)	$1,053,736,128
Cash	19,145,027
Receivable for investments sold	928,523
Receivable for Fund shares sold	465,192
Prepaid expenses and other assets	87,736
Total assets	1,074,362,606
Liabilities
Payable for Fund shares redeemed	902,665
Shareholder report expenses payable	580,280
Management fee payable	136,356
Administration fees payable	135,250
Shareholder servicing fee payable	68,993
Distribution fees payable	18,879
Accrued expenses and other liabilities	4,862
Total liabilities	1,847,285
Total net assets	$1,072,515,321
Net assets consist of
Paid-in capital	$1,469,486,615
Total distributable loss	(396,971,294)
Total net assets	$1,072,515,321
Computation of net asset value and offering price per share
Net assets–Class A	$285,239,789
Shares outstanding–Class A1	27,646,212
Net asset value per share–Class A	$10.32
Maximum offering price per share – Class A2	$10.95
Net assets–Class C	$30,294,979
Shares outstanding–Class C1	2,883,484
Net asset value per share–Class C	$10.51
Net assets–Class R	$134,078
Shares outstanding–Class R1	12,620
Net asset value per share–Class R	$10.62
Net assets–Class R6	$4,057,430
Shares outstanding–Class R6[1]	391,838
Net asset value per share–Class R6	$10.35
Net assets–Administrator Class	$18,640,605
Shares outstanding–Administrator Class[1]	1,778,571
Net asset value per share–Administrator Class	$10.48
Net assets–Institutional Class	$734,148,440
Shares outstanding–Institutional Class[1]	70,933,363
Net asset value per share–Institutional Class	$10.35

[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 13

Statement of operations—year ended April 30, 2023
Statement of operations
Investment income
Dividends from affiliated investment companies	$34,154,940
Interest	282,797
Total investment income	34,437,737
Expenses
Management fee	2,602,769
Administration fees
Class A	630,482
Class C	84,734
Class R	269
Class R6	1,707
Administrator Class	25,519
Institutional Class	1,053,909
Shareholder servicing fees
Class A	750,574
Class C	100,217
Class R	321
Administrator Class	47,962
Distribution fees
Class C	300,364
Class R	256
Custody and accounting fees	21,908
Professional fees	55,246
Registration fees	70,416
Shareholder report expenses	105,613
Trustees’ fees and expenses	20,203
Other fees and expenses	14,507
Total expenses	5,886,976
Less: Fee waivers and/or expense reimbursements
Class A	(8,212)
Class C	(784)
Class R6	(116)
Administrator Class	(9,831)
Institutional Class	(369,749)
Net expenses	5,498,284
Net investment income	28,939,453
Realized and unrealized gains (losses) on investments
Net realized gains from affiliated investment companies	2,136,897
Net change in unrealized gains (losses) from affiliated investment companies	2,371,266
Net realized and unrealized gains (losses) on investments	4,508,163
Net increase in net assets resulting from operations	$33,447,616
The accompanying notes are an integral part of these financial statements.
14 | Allspring Absolute Return Fund

Statement of changes in net assets
Statement of changes in net assets
	Year ended April 30, 2023		Year ended April 30, 2022
Operations
Net investment income		$28,939,453		$27,239,495
Net realized gains on investments		2,136,897		21,350,266
Net change in unrealized gains (losses) on investments		2,371,266		(121,217,791)
Net increase (decrease) in net assets resulting from operations		33,447,616		(72,628,030)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(6,719,824)		(10,481,984)
Class C		0		(532,511)
Class R		(2,678)		(4,113)
Class R6		(108,458)		(465,159)
Administrator Class		(376,429)		(1,001,636)
Institutional Class		(20,031,988)		(33,821,801)
Total distributions to shareholders		(27,239,377)		(46,307,204)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,729,620	37,413,303	7,290,999	78,841,319
Class C	245,682	2,488,851	589,758	6,324,386
Class R	212	2,157	312	3,363
Class R6	59,556	598,463	51,639	555,443
Administrator Class	194,104	1,981,679	349,123	3,791,366
Institutional Class	13,180,027	132,816,423	18,008,528	194,524,182
		175,300,876		284,040,059
Reinvestment of distributions
Class A	603,481	5,986,532	889,292	9,310,884
Class C	0	0	49,212	517,714
Class R	55	567	81	869
Class R6	3,522	35,004	33,116	347,390
Administrator Class	35,692	359,419	91,916	974,308
Institutional Class	1,584,576	15,734,837	2,590,846	27,177,971
		22,116,359		38,329,136
Payment for shares redeemed
Class A	(8,596,591)	(86,304,096)	(8,176,385)	(87,937,649)
Class C	(3,130,552)	(31,500,444)	(6,952,463)	(74,485,079)
Class R	(19)	(199)	(1,005)	(11,161)
Class R6	(696,767)	(6,988,934)	(620,382)	(6,656,095)
Administrator Class	(1,613,354)	(16,464,413)	(918,724)	(10,060,721)
Institutional Class	(34,029,605)	(340,305,290)	(37,495,597)	(405,316,293)
		(481,563,376)		(584,466,998)
Net decrease in net assets resulting from capital share transactions		(284,146,141)		(262,097,803)
Total decrease in net assets		(277,937,902)		(381,033,037)
Net assets
Beginning of period		1,350,453,223		1,731,486,260
End of period		$1,072,515,321		$1,350,453,223
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 15

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30
Class A	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.20	$11.07	$10.11	$11.15	$11.40
Net investment income	0.24 [1]	0.17 [1]	0.22	0.29 [1]	0.27 [1]
Net realized and unrealized gains (losses) on investments	0.11	(0.70)	1.09	(1.04)	(0.24)
Total from investment operations	0.35	(0.53)	1.31	(0.75)	0.03
Distributions to shareholders from
Net investment income	(0.23)	(0.34)	(0.35)	(0.29)	(0.28)
Net asset value, end of period	$10.32	$10.20	$11.07	$10.11	$11.15
Total return[2]	3.55%	(4.89)%	13.16%	(6.99)%	0.42%
Ratios to average net assets (annualized)
Gross expenses*	0.71%	0.70%	0.69%	0.69%	0.69%
Net expenses*	0.70%	0.70%	0.69%	0.69%	0.69%
Net investment income	2.36%	1.62%	2.33%	2.68%	2.43%
Supplemental data
Portfolio turnover rate	8%	6%	5%	4%	5%
Net assets, end of period (000s omitted)	$285,240	$325,369	$353,134	$297,590	$415,011

*
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%
Year ended April 30, 2019	0.60%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges.
The accompanying notes are an integral part of these financial statements.
16 | Allspring Absolute Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30
Class C	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.22	$10.90	$9.95	$10.96	$11.19
Net investment income	0.13 [1]	0.06 [1]	0.12 [1]	0.12	0.19 [1]
Payment from affiliate	0.00	0.00	0.05	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.16	(0.67)	1.08	(0.95)	(0.24)
Total from investment operations	0.29	(0.61)	1.25	(0.83)	0.05
Distributions to shareholders from
Net investment income	0.00	(0.07)	(0.30)	(0.18)	(0.18)
Net asset value, end of period	$10.51	$10.22	$10.90	$9.95	$10.96
Total return[2]	2.84%	(5.59)%	12.66%[3]	(7.73)%	(0.31)%
Ratios to average net assets (annualized)
Gross expenses*	1.45%	1.43%	1.44%	1.44%	1.44%
Net expenses*	1.45%	1.43%	1.44%	1.44%	1.44%
Net investment income	1.34%	0.61%	1.18%	1.71%	1.78%
Supplemental data
Portfolio turnover rate	8%	6%	5%	4%	5%
Net assets, end of period (000s omitted)	$30,295	$58,948	$131,690	$254,485	$419,656

*
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%
Year ended April 30, 2019	0.60%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges.
[3]	During the year ended April 30, 2021, the Fund received a payment from an affiliate that had an impact of 0.53% on total return.
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30
Class R	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.50	$11.41	$10.33	$11.12	$11.37
Net investment income	0.23 [1]	0.16 [1]	0.18	0.12	0.27
Payment from affiliate	0.00	0.00	0.02	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.11	(0.73)	1.25	(0.91)	(0.26)
Total from investment operations	0.34	(0.57)	1.45	(0.79)	0.01
Distributions to shareholders from
Net investment income	(0.22)	(0.34)	(0.37)	0.00	(0.26)
Net asset value, end of period	$10.62	$10.50	$11.41	$10.33	$11.12
Total return	3.28%	(5.05)%	14.17%[2]	(7.10)%	0.21%
Ratios to average net assets (annualized)
Gross expenses*	0.91%	0.88%	0.88%	0.91%	0.85%
Net expenses*	0.91%	0.88%	0.88%	0.91%	0.85%
Net investment income	2.24%	1.40%	4.51%	0.21%	2.42%
Supplemental data
Portfolio turnover rate	8%	6%	5%	4%	5%
Net assets, end of period (000s omitted)	$134	$130	$148	$27	$262

*
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%
Year ended April 30, 2019	0.60%

[1]	Calculated based upon average shares outstanding
[2]	During the year ended April 30, 2021, the Fund received a payment from an affiliate that had an impact of 0.22% on total return.
The accompanying notes are an integral part of these financial statements.
18 | Allspring Absolute Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30
Class R6	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.23	$11.10	$10.11	$11.15	$11.41
Net investment income	0.19 [1]	0.21 [1]	0.28	0.35	0.34
Net realized and unrealized gains (losses) on investments	0.21	(0.70)	1.08	(1.05)	(0.27)
Total from investment operations	0.40	(0.49)	1.36	(0.70)	0.07
Distributions to shareholders from
Net investment income	(0.28)	(0.38)	(0.37)	(0.34)	(0.33)
Net asset value, end of period	$10.35	$10.23	$11.10	$10.11	$11.15
Total return	3.99%	(4.50)%	13.62%	(6.57)%	0.86%
Ratios to average net assets (annualized)
Gross expenses*	0.27%	0.27%	0.26%	0.26%	0.26%
Net expenses*	0.27%	0.27%	0.26%	0.26%	0.26%
Net investment income	1.89%	1.91%	2.63%	3.05%	2.64%
Supplemental data
Portfolio turnover rate	8%	6%	5%	4%	5%
Net assets, end of period (000s omitted)	$4,057	$10,494	$17,332	$25,363	$31,838

*
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%
Year ended April 30, 2019	0.60%

[1]	Calculated based upon average shares outstanding
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 19

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30
Administrator Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.32	$11.18	$10.15	$11.18	$11.43
Net investment income	0.23 [1]	0.17 [1]	0.24 [1]	0.27 [1]	0.27 [1]
Payment from affiliate	0.00	0.00	0.06	0.00	0.00
Net realized and unrealized gains (losses) on investments	0.15	(0.70)	1.08	(1.01)	(0.24)
Total from investment operations	0.38	(0.53)	1.38	(0.74)	0.03
Distributions to shareholders from
Net investment income	(0.22)	(0.33)	(0.35)	(0.29)	(0.28)
Net asset value, end of period	$10.48	$10.32	$11.18	$10.15	$11.18
Total return	3.75%	(4.81)%	13.76%[2]	(6.85)%	0.48%
Ratios to average net assets (annualized)
Gross expenses*	0.62%	0.61%	0.61%	0.61%	0.60%
Net expenses*	0.57%	0.57%	0.57%	0.57%	0.57%
Net investment income	2.26%	1.60%	2.20%	2.42%	2.44%
Supplemental data
Portfolio turnover rate	8%	6%	5%	4%	5%
Net assets, end of period (000s omitted)	$18,641	$32,644	$40,694	$60,846	$116,871

*
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%
Year ended April 30, 2019	0.60%

[1]	Calculated based upon average shares outstanding
[2]	During the year ended April 30, 2021, the Fund received a payment from an affiliate that had an impact of 0.62% on total return.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Absolute Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Year ended April 30
Institutional Class	2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.23	$11.10	$10.11	$11.15	$11.41
Net investment income	0.26 [1]	0.21 [1]	0.26 [1]	0.33 [1]	0.31 [1]
Net realized and unrealized gains (losses) on investments	0.13	(0.71)	1.09	(1.04)	(0.25)
Total from investment operations	0.39	(0.50)	1.35	(0.71)	0.06
Distributions to shareholders from
Net investment income	(0.27)	(0.37)	(0.36)	(0.33)	(0.32)
Net asset value, end of period	$10.35	$10.23	$11.10	$10.11	$11.15
Total return	3.97%	(4.59)%	13.57%	(6.65)%	0.76%
Ratios to average net assets (annualized)
Gross expenses*	0.38%	0.37%	0.36%	0.36%	0.36%
Net expenses*	0.33%	0.33%	0.33%	0.33%	0.33%
Net investment income	2.56%	1.90%	2.43%	3.00%	2.82%
Supplemental data
Portfolio turnover rate	8%	6%	5%	4%	5%
Net assets, end of period (000s omitted)	$734,148	$922,867	$1,188,488	$1,664,020	$2,890,106

*
Ratios do not include net expenses of GMO Benchmark-Free Allocation Fund, Class MF. Including net expenses allocated from GMO Benchmark-Free Allocation Fund,
Class MF, the ratios would be increased by the following amounts:

Year ended April 30, 2023	0.69%
Year ended April 30, 2022	0.70%
Year ended April 30, 2021	0.67%
Year ended April 30, 2020	0.61%
Year ended April 30, 2019	0.60%

[1]	Calculated based upon average shares outstanding
The accompanying notes are an integral part of these financial statements.
Allspring Absolute Return Fund | 21

Notes to financial statements
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Absolute Return Fund (the “Fund”) which is a diversified series of the Trust.
The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds and gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying GMO funds”), whether currently existing or created in the future. These underlying GMO funds may include, among others, GMO High Yield Fund, GMO Emerging Country Debt Fund, GMO Opportunistic Income Fund, and the GMO Alternative Funds.  GMO Implementation Fund is permitted to invest in any asset class and may engage in merger arbitrage. Benchmark-Free Allocation Fund also may invest directly in securities (including other underlying funds) and derivatives.  As of April 30, 2023, the Fund owned 24% of Benchmark-Free Allocation Fund. Because the Fund invests all of its assets in Benchmark-Free Allocation Fund, the shareholders of the Fund bear the fees and expenses of Benchmark-Free Allocation Fund, which are not included in the Statement of Operations, but are incurred indirectly because they are considered in the calculation of the net asset value of Benchmark-Free Allocation Fund. As a result, the Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. The valuation of investments in securities and the underlying funds held by Benchmark-Free Allocation Fund is discussed in the annual report of Benchmark-Free Allocation Fund, which is included in the distribution of this shareholder report. For your reference, an unaudited Statement of Assets and Liabilities and an unaudited Schedule of Investments for Benchmark-Free Allocation Fund as of April 30, 2023 have been included in the Appendix within this report.
Investment transactions and income recognition
Investment transactions in Benchmark-Free Allocation Fund are recorded on a trade date basis. Realized gains and losses resulting from investment transactions in Benchmark-Free Allocation Fund are determined on the identified cost basis.
Income dividends and capital gain distributions from Benchmark-Free Allocation Fund are recorded on the ex-dividend date. Capital gain distributions from Benchmark-Free Allocation Fund are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
22 | Allspring Absolute Return Fund

Notes to financial statements
As of April 30, 2023, the aggregate cost of all investments for federal income tax purposes was $1,019,955,461 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$33,780,667
Gross unrealized losses	(0)
Net unrealized gains	$33,780,667
As of April 30, 2023, the Fund had capital loss carryforwards which consisted of $2,605,432 in short-term capital losses and $457,085,092 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the Fund’s investment in Benchmark-Free Allocation Fund was measured at fair value using Level 1 inputs.
For the year ended April 30, 2023, the Fund did not have transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, LLC (“Allspring Funds Management”), a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.225%
Next $4 billion	0.200
Next $5 billion	0.175
Next $10 billion	0.165
Over $20 billion	0.160
For the year ended April 30, 2023, the management fee was equivalent to an annual rate of 0.221% of the Fund’s average daily net assets.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Absolute Return Fund | 23

Notes to financial statements
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through August 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses (excluding expenses of Benchmark-Free Allocation Fund and acquired fund fees and expenses). Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of April 30, 2023, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.71%
Class C	1.46
Class R	0.96
Class R6	0.28
Administrator Class	0.57
Institutional Class	0.33
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares and up to 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended April 30, 2023, Allspring Funds Distributor received $14,275 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the year ended April 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT TRANSACTIONS
For the year ended April 30, 2023, the Fund made aggregate purchases and sales of $91,961,250 and $344,410,555, respectively, in its investment in Benchmark-Free Allocation Fund.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
24 | Allspring Absolute Return Fund

Notes to financial statements
For the year ended April 30, 2023, there were no borrowings by the Fund under the agreement.
7.
DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid was $27,239,377 and $46,307,204 of ordinary income for the years ended April 30, 2023 and April 30, 2022, respectively.
As of April 30, 2023, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$28,938,563	$33,780,667	$(459,690,524)
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Absolute Return Fund | 25

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Absolute Return Fund (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of April 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of April 30, 2023, by correspondence with the transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
June 26, 2023
26 | Allspring Absolute Return Fund

Other information (unaudited)
Other information
Tax information
For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 17% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended April 30, 2023.
Pursuant to Section 854 of the Internal Revenue Code, $27,239,258 of income dividends paid during the fiscal year ended April 30, 2023 has been designated as qualified dividend income (QDI).
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Absolute Return Fund | 27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 127 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds  (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent
Memorial Hospital Foundation (non-profit organization). Mr. Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
1
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

28 | Allspring Absolute Return Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Absolute Return Fund | 29

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30 | Allspring Absolute Return Fund

Appendix (unaudited)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

April 30, 2023 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
9,822,110	GMO Emerging Country Debt Fund, Class VI	173,458,465
2,603,967	GMO High Yield Fund, Class VI	44,710,105
306,092,742	GMO Implementation Fund	3,804,732,778
8,847,290	GMO Opportunistic Income Fund, Class VI	216,758,609
3,119,256	GMO SGM Major Markets Fund, Class VI	87,152,022

	TOTAL MUTUAL FUNDS (COST $4,542,585,959)	4,326,811,979

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
2,939,263	State Street Institutional Treasury Money Market Fund – Premier Class, 4.68% (a)	2,939,263

	TOTAL SHORT-TERM INVESTMENTS (COST $2,939,263)	2,939,263

	TOTAL INVESTMENTS — 100.0% (Cost $4,545,525,222)	4,329,751,242

	Other Assets and Liabilities (net) — (0.0%)	(1,768,673)

	TOTAL NET ASSETS — 100.0%	$4,327,982,569

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of April 30, 2023.

Allspring Absolute Return Fund  |  31

Appendix (unaudited)

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities—April 30, 2023 (Unaudited)

Assets:
Investments in affiliated issuers, at value(a)	$4,326,811,979
Investments in unaffiliated issuers, at value(b)	2,939,263
Receivable for investments sold	5,710,000
Receivable for Fund shares sold	455,830
Dividends and interest receivable	11,232
Receivable for expenses reimbursed and/or waived by GMO	261,146

Total assets	4,336,189,450

Liabilities:
Payable for Fund shares repurchased	5,178,364
Payable to affiliate for:
Management fee	2,303,569
Supplemental support fee – Class MF	86,881
Shareholder service fee	353,388
Payable to Trustees and related expenses	25,263
Accrued expenses	259,416

Total liabilities	8,206,881

Net assets	$4,327,982,569

Net assets consist of:
Paid-in capital	$4,868,609,078
Distributable earnings (accumulated loss)	(540,626,509)

$4,327,982,569

Net assets attributable to:
Class III	$1,505,116,722

Class IV	$1,184,996,007

Class MF	$1,053,633,493

Class R6	$286,967,967

Class I	$297,268,380

Shares outstanding:
Class III	59,842,580

Class IV	47,110,013

Class MF	41,848,139

Class R6	11,419,241

Class I	11,833,367

Net asset value per share:
Class III	$25.15

Class IV	$25.15

Class MF	$25.18

Class R6	$25.13

Class I	$25.12

(a) Cost of investments – affiliated issuers:	$4,542,585,959
(b) Cost of investments – unaffiliated issuers:	$2,939,263

For further information regarding GMO Benchmark-Free Allocation Fund, please refer to its audited financial statements for the fiscal year ended February 28, 2023, which are available at:

https://www.sec.gov/Archives/edgar/data/772129/000119312523134289/d493813dncsr.htm

32  |  Allspring Absolute Return Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call  1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2023 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-05052023-lyyxgygb 06-23
AR3355 04-23

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Isaiah Harris is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Harris is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended	Fiscal year ended
	April 30, 2023	April 30, 2022
Audit fees	$25,790	$25,160
Audit-related fees	—	—
Tax fees (1)	4,690	4,565
All other fees	—	—
	$30,480	$29,725

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable.

3

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for the series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

4

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: June 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: June 26, 2023

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer

Date: June 26, 2023